DERIVATIVE INSTRUMENTS (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Outstanding forward exchange contracts | $	$ 37,398	$ 10,743
Forward exchange contract remaining maturity	1 year	1 year
Israel, New Shekels
Outstanding forward exchange contracts | ₪			₪ 135,987	₪ 38,077